UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	10/31/2011

Item 1.	Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Aerospace & Defense — 4.3%
12,910	Boeing Co. (The)	$ 849,349
10,296	Precision Castparts Corp.	1,679,792
79,064	United Technologies Corp.(a)	6,165,411

		8,694,552

Air Freight & Logistics — 1.6%
39,826	FedEx Corp.	3,258,962

Airlines — 0.5%
56,368	United Continental Holdings, Inc.(b)	1,089,030

Automobiles — 0.5%
33,037	Bayerische Motoren Werke AG (Germany), ADR	893,651

Biotechnology — 0.4%
12,972	Celgene Corp.(b)	840,975

Capital Markets — 3.8%
18,211	BlackRock, Inc.	2,873,514
43,284	Goldman Sachs Group, Inc. (The)	4,741,762

		7,615,276

Chemicals — 0.6%
17,569	Monsanto Co.	1,278,145

Commercial Banks — 1.4%
111,752	Wells Fargo & Co.	2,895,494

Communications Equipment — 0.3%
10,819	QUALCOMM, Inc.	558,260

Computers & Peripherals — 9.2%
30,925	Apple, Inc.(b)	12,517,822
239,475	EMC Corp.(b)	5,869,532

		18,387,354

Consumer Finance — 3.3%
131,628	American Express Co.	6,663,009

Diversified Telecommunication Services — 1.4%
73,246	Verizon Communications, Inc.	2,708,637

Electric Utilities — 0.7%
20,284	ITC Holdings Corp.	1,474,241

Energy Equipment & Services — 3.9%
106,311	Schlumberger Ltd.	7,810,669

Food & Staples Retailing — 2.3%
13,920	Costco Wholesale Corp.(a)	1,158,840
51,935	Wal-Mart Stores, Inc.	2,945,753
6,880	Whole Foods Market, Inc.	496,186

		4,600,779

Food Products — 1.7%
34,377	Bunge Ltd.	2,123,467
49,284	ConAgra Foods, Inc.	1,248,364

		3,371,831

Gas Utilities — 3.2%
55,371	National Fuel Gas Co.	3,393,688
40,815	ONEOK, Inc.	3,103,981

		6,497,669

Healthcare Equipment & Supplies — 2.8%
61,121	Covidien PLC	2,875,132
81,091	Medtronic, Inc.	2,817,101

		5,692,233

Hotels Restaurants & Leisure — 7.0%
1,483	Chipotle Mexican Grill, Inc.(b)	498,466
74,450	Hyatt Hotels Corp. (Class A Stock)(b)	2,768,796
63,299	McDonald’s Corp.	5,877,312
124,559	Royal Caribbean Cruises Ltd.(a)	3,701,893
27,994	Starbucks Corp.	1,185,266

		14,031,733

Household Products — 1.4%
42,663	Procter & Gamble Co. (The)	2,730,005

Internet & Catalog Retail — 3.1%
29,284	Amazon.com, Inc.(b)	6,252,427

Internet Software & Services — 6.2%
14,878	Baidu, Inc. (China), ADR(b)	2,085,598
15,163	Google, Inc. (Class A Stock)(b)	8,986,200
30,259	Tencent Holdings Ltd. (China), ADR	700,798
27,465	Youku.com, Inc. (China), ADR(a)(b)	583,357

		12,355,953

IT Services — 3.9%
25,994	International Business Machines Corp.(a)	4,799,272
8,372	MasterCard, Inc. (Class A Stock)	2,907,094

		7,706,366

Machinery — 3.4%
36,504	Caterpillar, Inc.	3,448,168
75,928	Eaton Corp.	3,403,093

		6,851,261

Media — 3.2%
132,260	CBS Corp. (Class B Stock)	3,413,631
128,969	Comcast Corp. (Class A Stock)	3,024,323

		6,437,954

Metals & Mining — 1.5%
74,986	Freeport-McMoRan Copper & Gold, Inc.	3,018,936

Oil, Gas & Consumable Fuels — 4.7%
29,134	Chevron Corp.	3,060,527
37,112	Exxon Mobil Corp.	2,898,076
61,038	Murphy Oil Corp.	3,379,674

		9,338,277

Paper & Forest Products — 1.6%
115,933	International Paper Co.	3,211,344

Pharmaceuticals — 8.0%
52,707	Abbott Laboratories	2,839,326
13,358	Allergan, Inc.	1,123,675
72,909	Eli Lilly & Co.	2,709,298
84,364	Johnson & Johnson	5,432,198
14,489	Novo Nordisk A/S (Denmark), ADR	1,540,181
24,573	Shire PLC (Ireland), ADR	2,317,234

		15,961,912

Real Estate Investment Trust — 1.0%
111,478	Weyerhaeuser Co.	2,004,374

Semiconductors & Semiconductor Equipment — 0.9%
17,685	ARM Holdings PLC (United Kingdom), ADR(a)	496,772
37,556	Avago Technologies Ltd.	1,268,266

		1,765,038

Software — 4.1%
95,526	Microsoft Corp.	2,543,858
122,295	Oracle Corp.	4,007,607
7,659	Salesforce.com, Inc.(b)	1,019,949
5,588	VMware, Inc. (Class A Stock)(b)	546,227

		8,117,641

Textiles, Apparel & Luxury Goods — 2.1%
26,246	Burberry Group PLC (United Kingdom), ADR	1,137,764
32,636	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	1,076,988
11,555	NIKE, Inc. (Class B Stock)	1,113,325
5,875	Ralph Lauren Corp. (Class A Stock)	932,891

		4,260,968

Thrifts & Mortgage Finance — 3.0%
476,228	Hudson City Bancorp, Inc.	2,976,425
236,443	People’s United Financial, Inc.	3,014,648

		5,991,073

Tobacco — 1.4%
100,539	Altria Group, Inc.	2,769,849

Wireless Telecommunication Services — 1.6%
15,117	American Tower Corp. (Class A Stock)(b)	832,947
275,095	MetroPCS Communications, Inc.(b)	2,338,307

		3,171,254

	TOTAL LONG-TERM INVESTMENTS (cost $176,169,259)	200,307,132

SHORT-TERM INVESTMENT — 6.2%
Affiliated Money Market Mutual Fund
12,510,857	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,510,857; includes $12,153,116 of cash collateral received for securities on loan)(c)(d)	12,510,857

	TOTAL INVESTMENTS — 106.2% (cost $188,680,116)(e)	212,817,989
	LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2%)	(12,419,500)

	NET ASSETS — 100.0%	$200,398,489

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,599,741; cash collateral of $12,153,116 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$189,740,860	$29,493,980	$(6,416,851)	$23,077,129

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$200,307,132	$—	$—
Affiliated Money Market Mutual Fund	12,510,857	—	—

Total	$212,817,989	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.2%
Aerospace & Defense — 1.8%
13,400	AAR Corp.	$ 267,062
4,900	Ceradyne, Inc.*	163,954
5,700	Cubic Corp.	268,584
29,200	Curtiss-Wright Corp.	957,176
18,500	Ducommun, Inc.	263,995
15,400	Esterline Technologies Corp.*	860,860
52,400	GenCorp, Inc.*	254,664
5,200	LMI Aerospace, Inc.*	104,572
700	Moog, Inc. (Class A Stock)*	27,111
2,000	Teledyne Technologies, Inc.*	108,940

		3,276,918

Air Freight & Logistics — 0.5%
46,800	Air Transport Services Group, Inc.*	259,272
16,700	Atlas Air Worldwide Holdings, Inc.*	643,284
1,100	Park-Ohio Holdings Corp.*	17,798

		920,354

Airlines — 1.7%
17,300	Alaska Air Group, Inc.*(a)	1,150,969
123,000	Hawaiian Holdings, Inc.*(a)	658,050
65,500	Republic Airways Holdings, Inc.*	170,300
51,000	SkyWest, Inc.	683,910
46,800	US Airways Group, Inc.*	270,036

		2,933,265

Auto Components — 1.2%
82,900	American Axle & Manufacturing Holdings, Inc.*	803,301
20,400	Exide Technologies*	91,800
51,500	Spartan Motors, Inc.	252,350
27,100	Standard Motor Products, Inc.	421,405
26,300	Superior Industries International, Inc.	481,027

		2,049,883

Beverages — 0.1%
3,200	Coca-Cola Bottling Co. Consolidated	179,584

Biotechnology — 0.5%
28,500	Emergent Biosolutions, Inc.*	537,510
42,100	PDL BioPharma, Inc.	255,547
6,500	RTI Biologics, Inc.*	29,250

		822,307

Building Products — 0.2%
26,100	Gibraltar Industries, Inc.*	291,276

Capital Markets — 1.5%
24,300	BGC Partners, Inc. (Class A Stock)	166,455
20,900	Calamos Asset Management, Inc. (Class A Stock)	261,041

32,400	GFI Group, Inc.	139,968
43,400	Investment Technology Group, Inc.*	495,194
4,100	JMP Group, Inc.	30,422
20,100	Knight Capital Group, Inc. (Class A Stock)*	251,049
19,400	MCG Capital Corp.	90,016
4,400	Oppenheimer Holdings, Inc. (Class A Stock)	77,308
35,900	Piper Jaffray Cos.*	745,284
10,100	Raymond James Financial, Inc.	306,737
17,600	SWS Group, Inc.	96,976

		2,660,450

Chemicals — 1.5%
7,000	Cytec Industries, Inc.	312,690
30,200	Fuller (H.B.) Co.	648,998
4,700	LSB Industries, Inc.*	166,521
21,500	Olin Corp.	405,490
17,200	OM Group, Inc.*	497,252
40,600	PolyOne Corp.	454,314
4,900	Schulman, (A.), Inc.	103,439

		2,588,704

Commercial Banks — 8.9%
3,700	BancFirst Corp.	143,190
33,900	Banco Latinoamericano de Comercio Exterior SA (Panama)	550,875
19,400	Bank of the Ozarks, Inc.	482,478
19,000	Cathay General Bancorp	265,810
500	Century Bancorp, Inc. (Class A Stock)	13,535
9,100	Chemical Financial Corp.	183,183
15,500	City Holding Co.(a)	509,330
27,800	Community Bank System, Inc.	710,568
10,200	Community Trust Bancorp, Inc.	288,966
21,100	CVB Financial Corp.(a)	204,881
4,700	East West Bancorp, Inc.	91,509
4,700	First Bancorp	59,596
72,600	First Commonwealth Financial Corp.	334,686
13,300	First Community Bancshares, Inc.	159,733
30,700	First Financial Bancorp	503,480
900	First Financial Corp.	29,574
16,300	First Merchants Corp.	131,378
53,695	FirstMerit Corp.	752,267
15,900	FNB Corp.	160,431
3,400	Great Southern Bancorp, Inc.	67,626
3,600	Heartland Financial USA, Inc.	56,268
2,400	Heritage Financial Corp.	30,264
27,000	Independent Bank Corp.	699,840
42,340	International Bancshares Corp.	767,201
129,074	National Penn Bancshares, Inc.	1,006,777
50,400	NBT Bancorp, Inc.	1,084,608
36,700	Old National Bancorp	424,619
300	Orrstown Financial Services, Inc.	2,748
3,000	PacWest Bancorp	52,920
5,500	Park National Corp.(a)	328,405
43,800	Pinnacle Financial Partners, Inc.*(a)	657,438

53,900	PrivateBancorp, Inc.	587,510
6,000	Renasant Corp.	86,520
17,900	Republic Bancorp, Inc. (Class A Stock)	364,086
12,600	S&T Bancorp, Inc.	235,242
4,200	Sandy Spring Bancorp, Inc.	71,442
1,800	SCBT Financial Corp.	53,154
16,400	Simmons First National Corp. (Class A Stock)	425,744
5,996	Southside Bancshares, Inc.	123,338
9,500	SVB Financial Group*(a)	436,430
9,800	Tompkins Financial Corp.	386,414
22,600	Trustmark Corp.(a)	500,364
5,400	UMB Financial Corp.	199,098
12,300	Umpqua Holdings Corp.	140,835
5,100	Union First Market Bankshares Corp.	65,382
17,700	United Bankshares, Inc.(a)	420,198
12,800	Virginia Commerce Bancorp, Inc.*	81,408
3,100	Washington Trust Bancorp, Inc.	72,788
22,600	WesBanco, Inc.	448,836
11,500	Wintrust Financial Corp.(a)	332,120

		15,785,093

Commercial Services & Supplies — 3.8%
15,500	American Reprographics Co.*	61,845
19,900	Brink’s Co. (The)	553,021
12,200	Consolidated Graphics, Inc.*	555,832
7,300	Deluxe Corp.	172,426
5,550	DFC Global Corp.*(a)	121,656
15,600	Ennis, Inc.	228,228
28,400	G & K Services, Inc. (Class A Stock)	862,224
18,300	McGrath RentCorp	488,976
5,000	Mobile Mini, Inc.*	90,700
75,600	PHH Corp.*	1,394,820
12,100	Schawk, Inc.	163,229
37,400	Sykes Enterprises, Inc.*	595,782
7,500	Tetra Tech, Inc.*	163,725
16,200	UniFirst Corp.	848,070
11,400	United Stationers, Inc.	362,634
6,500	Viad Corp.	136,045

		6,799,213

Communications Equipment — 1.6%
14,700	Arris Group, Inc.*	158,172
4,900	Bel Fuse, Inc. (Class B Stock)	87,612
37,800	Black Box Corp.	1,058,022
36,900	Comtech Telecommunications Corp.	1,221,759
16,100	Digi International, Inc.*	205,919
3,400	EchoStar Corp. (Class A Stock)*	89,624

		2,821,108

Computer Services & Software
3,800	Dynamics Research Corp.*	36,632

Computers & Peripherals — 0.6%
85,100	Xyratex Ltd. (Bermuda)(a)	1,160,764

Construction & Engineering — 0.5%
36,100	Great Lakes Dredge & Dock Corp.	185,915
8,400	Layne Christensen Co.*	211,596
8,700	Primoris Services Corp.	113,274
15,400	Sterling Construction Co, Inc.*	191,730
15,000	Tutor Perini Corp.	217,950

		920,465

Construction Materials
40,200	Headwaters, Inc.*	70,752

Consumer Finance — 2.0%
76,200	Advance America Cash Advance Centers, Inc.	642,366
18,000	Cash America International, Inc.	985,500
38,600	Nelnet, Inc. (Class A Stock)	829,128
15,600	World Acceptance Corp.*(a)	1,055,340

		3,512,334

Containers & Packaging — 0.4%
41,600	Boise, Inc.	251,680
7,900	Rock-Tenn Co. (Class A Stock)	467,601

		719,281

Distributors — 0.2%
11,200	Audiovox Corp. (Class A Stock)*	79,632
8,500	Core-Mark Holding Co., Inc.*	284,665

		364,297

Diversified Consumer Services — 0.8%
600	DeVry, Inc.	22,608
53,200	Lincoln Educational Services Corp.	497,420
36,800	Regis Corp.	602,048
5,500	Steiner Leisure Ltd. (Bahamas)*	264,990

		1,387,066

Diversified Financial Services — 0.2%
13,500	Federal Agricultural Mortgage Corp. (Class C Stock)	272,430
2,200	Marlin Business Services Corp.*	25,938

		298,368

Diversified Telecommunication Services — 0.6%
6,700	Atlantic Tele-Network, Inc.	254,265
15,200	Cbeyond, Inc.*	125,248
9,700	General Communication, Inc. (Class A Stock)*	91,665
9,100	Neutral Tandem, Inc.*	95,914
59,800	Premiere Global Services, Inc.*	541,788

		1,108,880

Electric Utilities — 5.0%
17,800	Allete, Inc.	703,278
43,200	El Paso Electric Co.	1,383,696
13,500	Empire District Electric Co. (The)	269,595

18,400	IDACORP, Inc.	742,992
8,200	MGE Energy, Inc.	357,848
111,700	PNM Resources, Inc.	2,008,366
58,500	Portland General Electric Co.	1,435,590
13,200	UIL Holdings Corp.	449,856
22,200	UniSource Energy Corp.	827,616
3,800	Unitil Corp.	101,346
17,600	Westar Energy, Inc.(a)	479,776

		8,759,959

Electrical Equipment — 1.5%
26,300	Belden, Inc.	848,964
42,100	Brady Corp. (Class A Stock)	1,293,312
1,300	Powell Industries, Inc.*	43,693
8,200	Thomas & Betts Corp.*	407,458
4,900	Vicor Corp.	44,835

		2,638,262

Electronic Equipment, Instruments & Components — 2.4%
87,000	Brightpoint, Inc.*	883,050
12,300	Electro Rent Corp.	197,661
52,200	Insight Enterprises, Inc.*	882,180
46,300	Kemet Corp.*	426,886
7,100	Littelfuse, Inc.(a)	347,616
10,800	Multi-Fineline Electronix, Inc.*	247,752
18,700	Newport Corp.*	258,995
6,400	Park Electrochemical Corp.	181,120
13,200	Sanmina-SCI Corp.*	116,292
22,400	SYNNEX Corp.*	646,688

		4,188,240

Energy Equipment & Services — 2.2%
31,400	Bristow Group, Inc.(a)	1,563,092
22,200	Cal Dive International, Inc.*	49,728
4,700	Gulf Island Fabrication, Inc.	130,895
10,400	Gulfmark Offshore, Inc. (Class A Stock)*	432,536
13,300	Hornbeck Offshore Services, Inc.*(a)	436,772
14,700	Matrix Service Co.*	156,114
9,100	Natural Gas Services Group, Inc.*	125,216
3,100	PHI, Inc.*	68,417
14,000	Pioneer Drilling Co.*	138,460
5,100	SEACOR Holdings, Inc.	434,265
27,200	TETRA Technologies, Inc.*	258,400
1,700	Tidewater, Inc.	83,691

		3,877,586

Engineering/Construction
1,800	Michael Baker Corp.*	37,044

Entertainment & Leisure
6,500	Isle of Capri Casinos, Inc.*(a)	35,360
2,700	Town Sports International Holdings, Inc.*	23,436

		58,796

Environmental Control — 0.1%
60,900	EnergySolutions, Inc.*	229,593

Financial — Bank & Trust — 0.1%
1,400	Financial Institutions, Inc.	22,932
1,600	Lakeland Financial Corp.	38,224
10,100	MainSource Financial Group, Inc.	94,738

		155,894

Food & Staples Retailing — 1.7%
24,900	Ingles Markets, Inc. (Class A Stock)	375,990
18,700	Nash-Finch Co.	492,184
47,100	Pantry, Inc. (The)*	665,994
14,900	Ruddick Corp.(a)	651,279
32,600	Spartan Stores, Inc.	558,112
11,800	Susser Holdings Corp.*	259,128
7,900	Winn-Dixie Stores, Inc.*	50,086

		3,052,773

Food Products — 1.5%
69,500	Chiquita Brands International, Inc.*	617,160
61,300	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,560,698
2,400	Seneca Foods Corp. (Class A Stock)*	50,520
20,400	Smart Balance, Inc.*	133,620
12,900	Smithfield Foods, Inc.*(a)	294,894

		2,656,892

Gas Utilities — 2.5%
4,600	AGL Resources, Inc.	192,924
14,700	Atmos Energy Corp.	504,504
1,500	Chesapeake Utilities Corp.	63,585
12,500	Energen Corp.	613,250
21,800	Laclede Group, Inc. (The)	874,616
53,300	Southwest Gas Corp.	2,104,284

		4,353,163

Healthcare Equipment & Supplies — 0.7%
26,200	CryoLife, Inc.*	120,782
9,300	Greatbatch, Inc.*	207,669
5,200	Integra LifeSciences Holdings Corp.*(a)	166,712
30,400	Invacare Corp.	682,480
600	Young Innovations, Inc.	17,250

		1,194,893

Healthcare Providers & Services — 5.4%
30,800	Alliance HealthCare Services, Inc.*	34,188
36,600	Amedisys, Inc.*(a)	480,558
10,400	American Dental Partners, Inc.*	109,824
14,500	AMERIGROUP Corp.*	806,635
29,200	AmSurg Corp.*(a)	739,636
33,200	Centene Corp.*(a)	1,166,980
4,600	Coventry Health Care, Inc.*	146,326
19,600	Cross Country Healthcare, Inc.*	98,000

62,500	Five Star Quality Care, Inc.*	161,875
38,500	Healthways, Inc.*	275,660
27,100	Kindred Healthcare, Inc.*(a)	315,715
4,400	LHC Group, Inc.*	69,036
38,300	Magellan Health Services, Inc.*	1,971,301
9,100	MedCath Corp.	65,520
41,200	Molina Healthcare, Inc.*	872,616
1,700	National Healthcare Corp.	65,127
22,700	PharMerica Corp.*	354,120
13,800	Providence Service Corp. (The)*	172,500
65,400	Skilled Healthcare Group, Inc. (Class A Stock)*	247,212
17,300	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	328,700
19,600	Universal American Corp.(a)	225,400
2,300	US Physical Therapy, Inc.	44,896
14,700	WellCare Health Plans, Inc.*	720,447

		9,472,272

Healthcare Services — 0.2%
11,900	Almost Family, Inc.*	221,816
27,100	Gentiva Health Services, Inc.*	112,194
20,400	Sun Healthcare Group, Inc.*	53,448

		387,458

Hotels, Restaurants & Leisure — 3.1%
8,500	Ameristar Casinos, Inc.	157,250
1,130	Biglari Holdings, Inc.*	389,986
28,600	Bob Evans Farms, Inc.	940,940
28,900	Boyd Gaming Corp.*	187,272
1,600	Carrols Restaurant Group, Inc.*	14,944
10,400	CEC Entertainment, Inc.	328,848
21,200	Cracker Barrel Old Country Store, Inc.	898,668
9,800	Life Time Fitness, Inc.*(a)	422,674
20,700	Marcus Corp.	246,744
11,800	Monarch Casino & Resort, Inc.*	121,422
10,200	Papa John’s International, Inc.*	344,352
74,800	Ruby Tuesday, Inc.*	627,572
18,100	Scientific Games Corp. (Class A Stock)*	157,289
23,800	Speedway Motorsports, Inc.(a)	309,400
29,500	Texas Roadhouse, Inc.	422,735

		5,570,096

Household Durables — 1.1%
21,000	American Greetings Corp. (Class A Stock)	336,210
7,350	Blyth, Inc.	410,350
15,600	CSS Industries, Inc.	328,848
30,500	Helen of Troy Ltd. (Bermuda)*	882,365

		1,957,773

Household Products
10,000	Central Garden & Pet Co. (Class A Stock)*(a)	87,900

Industrial Conglomerates — 0.7%
300	Seaboard Corp.(a)	659,400
7,900	Standex International Corp.	305,019
12,800	Tredegar Corp.	247,936

		1,212,355

Insurance — 5.9%
11,500	American Equity Investment Life Holding Co.(a)	124,660
9,800	American Safety Insurance Holdings Ltd. (Bermuda)*	200,018
9,800	AMERISAFE, Inc.*	211,190
7,900	AmTrust Financial Services, Inc.	200,502
28,300	Delphi Financial Group, Inc. (Class A Stock)	749,384
200	EMC Insurance Group, Inc.	3,888
17,000	Employers Holdings, Inc.	275,740
1,300	Enstar Group Ltd. (Bermuda)*	119,561
21,900	FBL Financial Group, Inc. (Class A Stock)	715,035
62,700	First American Financial Corp.	752,400
5,300	Global Indemnity PLC (Ireland)*	107,007
15,100	HCC Insurance Holdings, Inc.	401,811
7,200	Horace Mann Educators Corp.	96,840
14,800	Infinity Property & Casualty Corp.	857,808
15,400	Maiden Holdings Ltd. (Bermuda)	125,510
37,300	Meadowbrook Insurance Group, Inc.	386,428
12,600	Montpelier Re Holdings Ltd. (Bermuda)	220,500
31,000	National Financial Partners Corp.*(a)	423,770
300	National Western Life Insurance Co. (Class A Stock)	43,131
16,800	Presidential Life Corp.	166,656
24,700	ProAssurance Corp.	1,890,785
10,700	Safety Insurance Group, Inc.	456,034
52,200	Selective Insurance Group, Inc.	836,766
27,000	Symetra Financial Corp.	250,290
16,900	Tower Group, Inc.(a)	401,037
11,600	United Fire & Casualty Co.	218,196
27,600	Universal Insurance Holdings, Inc.	116,472

		10,351,419

Internet Services
1,300	Safeguard Scientifics, Inc.*	21,983

Internet Software & Services — 0.9%
61,700	EarthLink, Inc.	432,517
13,800	Infospace, Inc.*	120,888
25,700	Perficient, Inc.*	244,921
31,700	TeleCommunication Systems, Inc. (Class A Stock)*	104,610
114,949	United Online, Inc.	679,349

		1,582,285

Investment Companies — 0.1%
2,000	Arlington Asset Investment Corp. (Class A Stock)	46,160
500	Capital Southwest Corp.	44,005

		90,165

IT Services — 1.3%
16,400	Acxiom Corp.*	216,316
13,900	CACI International, Inc. (Class A Stock)*(a)	762,971
19,500	CSG Systems International, Inc.*	277,680

8,200	Euronet Worldwide, Inc.*	158,834
20,600	Global Cash Access Holdings, Inc.*	61,388
7,600	NCI, Inc. (Class A Stock)*	103,740
22,600	TeleTech Holdings, Inc.*	395,048
13,400	TNS, Inc.*	261,702

		2,237,679

Leisure Equipment & Products — 0.6%
23,600	Arctic Cat, Inc.*	479,316
31,400	JAKKS Pacific, Inc.	595,658

		1,074,974

Life Sciences Tools & Services — 0.1%
26,400	Cambrex Corp.*	145,464

Machinery — 0.8%
11,200	Actuant Corp. (Class A Stock)	252,000
2,500	Alamo Group, Inc.	59,625
2,800	Albany International Corp. (Class A Stock)	63,252
900	Ampco-Pittsburgh Corp.	18,891
6,200	Cascade Corp.	267,220
2,800	Harsco Corp.	64,540
5,300	LB Foster Co. (Class A Stock)	135,150
1,500	NACCO Industries, Inc. (Class A Stock)	123,150
13,500	Watts Water Technologies, Inc. (Class A Stock)	425,115

		1,408,943

Marine — 0.5%
52,500	Eagle Bulk Shipping, Inc. (Marshall Islands)*(a)	81,375
38,400	Excel Maritime Carriers Ltd. (Liberia)*(a)	109,056
49,600	Genco Shipping & Trading Ltd. (Marshall Islands)(a)	446,400
9,700	International Shipholding Corp.	197,298

		834,129

Media — 1.0%
37,500	Belo Corp. (Class A Stock)	237,750
28,200	Entercom Communications Corp. (Class A Stock)*(a)	184,992
53,800	Harte-Hanks, Inc.	472,364
25,600	Journal Communications, Inc. (Class A Stock)*	98,816
5,500	LIN TV Corp. (Class A Stock)*	17,160
13,100	Scholastic Corp.	351,735
50,300	Sinclair Broadcast Group, Inc. (Class A Stock)	481,874

		1,844,691

Metals & Mining — 1.0%
44,800	Century Aluminum Co.*	499,968
47,900	James River Coal Co.*(a)	495,765
5,800	Kaiser Aluminum Corp.	269,468
15,200	Materion Corp.*	401,888
10,200	Noranda Aluminum Holding Corp.*	94,452

		1,761,541

Multi-Line Retail — 0.2%
5,500	Dillard’s, Inc. (Class A Stock)	283,415

Multi-Utilities — 2.2%
57,200	Avista Corp.	1,455,740
17,500	Black Hills Corp.	589,925
41,900	NorthWestern Corp.	1,443,455
14,500	Vectren Corp.	411,510

		3,900,630

Oil, Gas & Consumable Fuels — 3.1%
15,400	Berry Petroleum Co. (Class A Stock)	532,070
11,300	Bill Barrett Corp.*	470,080
76,600	Callon Petroleum Co.*	360,786
22,000	CVR Energy, Inc.*	544,720
14,500	DHT Holdings, Inc. (Marshall Islands)	23,200
7,600	Frontline Ltd. (Bermuda)(a)	39,520
29,200	Hollyfrontier Corp.	896,148
15,200	Knightsbridge Tankers Ltd. (Bermuda)(a)	256,576
8,300	Petroleum Development Corp.*(a)	216,713
10,300	REX American Resources Corp.*	187,872
33,400	Ship Finance International Ltd. (Bermuda)(a)	477,954
31,900	Stone Energy Corp.*	774,851
14,200	Swift Energy Co.*	434,804
17,600	W&T Offshore, Inc.(a)	346,544

		5,561,838

Paper & Forest Products — 2.1%
57,700	Buckeye Technologies, Inc.	1,744,848
39,900	KapStone Paper and Packaging Corp.*	654,360
24,400	Neenah Paper, Inc.	402,600
41,400	P.H. Glatfelter Co.	621,000
2,100	Schweitzer-Mauduit International, Inc.	147,672
15,200	Wausau Paper Corp.	114,000

		3,684,480

Personal Products — 0.2%
1,400	Medifast, Inc.*(a)	23,016
25,000	Prestige Brands Holdings, Inc.*	264,500
1,100	USANA Health Sciences, Inc.*	38,060

		325,576

Pharmaceuticals — 0.9%
37,400	Par Pharmaceutical Cos., Inc.*	1,144,440
24,400	Viropharma, Inc.*	493,856

		1,638,296

Professional Services — 1.0%
13,300	CBIZ, Inc.*	84,189
53,500	Dolan Co. (The)*	468,125
1,800	GP Strategies Corp.*	21,276
7,500	Huron Consulting Group, Inc.*	270,075
6,600	ICF International, Inc.*	154,308
18,700	Kelly Services, Inc. (Class A Stock)	305,745
21,800	Navigant Consulting, Inc.*	246,994

4,700	On Assignment, Inc.*	50,713
26,800	School Specialty, Inc.*(a)	205,020
1,200	VSE Corp.	29,184

		1,835,629

Real Estate Investment Trusts — 8.6%
14,200	Agree Realty Corp.	339,522
105,600	Anworth Mortgage Asset Corp.	681,120
1,600	Apollo Commercial Real Estate Finance, Inc.	22,416
33,500	BioMed Realty Trust, Inc.(a)	606,685
8,500	CapLease, Inc.	33,235
122,100	Capstead Mortgage Corp.(a)	1,479,852
39,100	CBL & Associates Properties, Inc.(a)	601,358
64,500	Cedar Shopping Centers, Inc.	236,715
43,100	Cogdell Spencer, Inc.	174,124
16,700	Colonial Properties Trust(a)	338,676
29,388	Cousins Properties, Inc.	192,785
53,568	DiamondRock Hospitality Co.(a)	484,790
5,900	Duke Realty Corp.	72,452
70,400	Dynex Capital, Inc.	616,704
10,800	Entertainment Properties Trust(a)	483,840
25,000	Franklin Street Properties Corp.	317,500
21,400	Getty Realty Corp.(a)	341,116
75,700	Hatteras Financial Corp.(a)	1,945,490
45,800	Inland Real Estate Corp.	343,500
56,200	Invesco Mortgage Capital, Inc.(a)	886,836
49,300	Kite Realty Group Trust	203,609
10,200	LaSalle Hotel Properties(a)	243,882
61,060	Lexington Realty Trust	479,932
46,000	Medical Properties Trust, Inc.	464,600
165,100	MFA Financial, Inc.	1,114,425
3,400	One Liberty Properties, Inc.	55,284
16,300	Parkway Properties, Inc.	209,455
18,200	PS Business Parks, Inc.	968,786
85,600	RAIT Financial Trust(a)	445,120
30,100	Resource Capital Corp.	161,637
22,000	Urstadt Biddle Properties (Class A Stock)	392,480
20,100	Winthrop Realty Trust	181,905

		15,119,831

Retail & Merchandising — 0.1%
11,700	Citi Trends, Inc.*	144,963

Road & Rail — 0.4%
6,000	Amerco, Inc.*	454,260
14,600	Marten Transport Ltd.	258,566

		712,826

Semiconductors & Semiconductor Equipment — 2.6%
59,900	Amkor Technology, Inc.*(a)	289,916
33,000	Amtech Systems, Inc.*	337,260
63,000	Brooks Automation, Inc.	658,350
4,300	Cohu, Inc.	47,687
44,900	Kulicke & Soffa Industries, Inc.*	433,285
8,800	LTX-Credence Corp.*	55,704

20,400	Microsemi Corp.*	376,584
31,000	MKS Instruments, Inc.	825,840
4,700	Pericom Semiconductor Corp.*	39,903
40,000	Photronics, Inc.*	250,800
27,800	Rudolph Technologies, Inc.*	204,886
16,800	Sigma Designs, Inc.*	140,112
62,600	Tessera Technologies, Inc.*	862,002

		4,522,329

Software — 0.9%
24,100	Fair Isaac Corp.	659,135
11,400	NetScout Systems, Inc.*	186,846
34,200	Progress Software Corp.*	720,252

		1,566,233

Specialty Retail — 2.9%
17,600	Big 5 Sporting Goods Corp.	136,048
34,900	Cato Corp. (The) (Class A Stock)(a)	894,487
8,300	Children’s Place Retail Stores, Inc. (The)*(a)	389,685
23,600	Collective Brands, Inc.*	344,796
18,300	Men’s Wearhouse, Inc. (The)	565,104
10,500	Penske Automotive Group, Inc.	214,095
56,000	Pep Boys - Manny, Moe & Jack	644,000
26,000	Rent-A-Center, Inc.(a)	887,900
33,400	Stage Stores, Inc.	522,042
50,800	Stein Mart, Inc.	368,300
8,700	Systemax, Inc.*	131,631

		5,098,088

Telecommunications — 0.1%
4,900	Fairpoint Communications, Inc.*	26,313
6,100	SureWest Communications	69,967

		96,280

Textiles, Apparel & Luxury Goods — 0.7%
88,100	Jones Group, Inc. (The)	984,077
15,600	Movado Group, Inc.	260,988

		1,245,065

Thrifts & Mortgage Finance — 0.9%
6,100	Astoria Financial Corp.(a)	50,630
4,400	Berkshire Hills Bancorp, Inc.	88,088
5,000	Brookline Bancorp, Inc.	41,800
42,200	Dime Community Bancshares, Inc.	503,024
2,300	First Defiance Financial Corp.*	32,683
2,300	First Pactrust Bancorp, Inc.	28,934
22,400	Flushing Financial Corp.	274,624
2,100	OceanFirst Financial Corp.	27,384
7,200	Provident Financial Services, Inc.	93,240
17,100	Trustco Bank Corp.	84,816
20,300	Washington Federal, Inc.	277,095
3,100	WSFS Financial Corp.	123,225

		1,625,543

Tobacco — 0.9%
22,100	Alliance One International, Inc.*	59,007
37,800	Universal Corp.(a)	1,618,596

		1,677,603

Trading Companies & Distributors — 1.8%
131,200	Aircastle Ltd. (Bermuda)	1,591,456
10,200	Applied Industrial Technologies, Inc.	342,924
38,300	Interline Brands, Inc.*	570,670
6,900	Lawson Products, Inc.	115,023
30,600	RSC Holdings, Inc.*(a)	298,656
9,000	TAL International Group, Inc.	250,470

		3,169,199

Transportation
5,100	Baltic Trading Ltd. (Marshall Islands)	28,356

Water Utilities — 0.2%
9,700	American States Water Co.	338,918

Wireless Telecommunication Services — 0.4%
6,700	NTELOS Holdings Corp.	127,434
48,400	USA Mobility, Inc.	632,588

		760,022

	TOTAL COMMON STOCKS (cost $164,567,986)	175,286,336

EXCHANGE TRADED FUND — 0.2%
6,200	iShares Russell 2000 Value Index Fund (cost $290,470)	404,736

	TOTAL LONG-TERM INVESTMENTS (cost $164,858,456)	175,691,072

SHORT-TERM INVESTMENT — 15.0%
Affiliated Money Market Mutual Fund
26,425,946	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,425,946; includes $26,242,063 of cash collateral for securities on loan)(b)(c)	26,425,946

	TOTAL INVESTMENTS(d) — 114.4% (cost $191,284,402)	202,117,018
	LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%	(25,435,036)

	NET ASSETS — 100%	$176,681,982

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,935,152; cash collateral of $26,242,063 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	The United States federal income tax basis of the Portfolio’s investments was $191,551,399; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,565,619 (gross unrealized appreciation $26,892,717; gross unrealized depreciation $16,327,098). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$175,286,336	$—	$—
Exchange Traded Fund	404,736	—	—
Affiliated Money Market Mutual Fund	26,425,946	—	—

Total	$202,117,018	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded, mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2011

*	Print the name and title of each signing officer under his or her signature.